Inventory (Details) - Schedule of cost or net realizable value - Inventory costs [Member] - TINGO, INC. [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Inventory [Line Items]
Spare parts		$ 129,823	$ 225,000	$ 30,491
Total Inventory	$ 103,218	$ 123,823	$ 225,000	$ 30,491